Bank Notes Payable (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Short-term Debt [Line Items]
Total	$ 5,035,849	$ 2,556,768
ICBC, due various dates from January 12, 2017 to June 29, 2017 [Member]
Short-term Debt [Line Items]
Total		1,564,479
ICBC, due various dates from January 28, 2018 to May 27, 2018 [Member]
Short-term Debt [Line Items]
Total	3,052,664
CMBC, due April 8, 2017 and April 24, 2017 [Member]
Short-term Debt [Line Items]
Total		345,584
ABC, due various dates from March 28, 2017 to April 28, 2017 [Member]
Short-term Debt [Line Items]
Total		283,315
ABC, due various dates from February 10, 2018 to April 30, 2018 [Member]
Short-term Debt [Line Items]
Total	1,384,016
CITIC, due various dates from February 5, 2017 to June 27, 2017 [Member]
Short-term Debt [Line Items]
Total		$ 363,390
CITIC, due various dates from January 31, 2018 to August 29,2018 [Member]
Short-term Debt [Line Items]
Total	$ 599,169